Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	$ 988.0	$ 691.7
Current, total	639.7	521.7
Non-current, total	348.3	170.0
Public securities [Member]
Disclosure of financial assets [line items]
Total	66.5	66.6
Private securities [member]
Disclosure of financial assets [line items]
Total	99.9	146.4
Structured notes [member]
Disclosure of financial assets [line items]
Total	133.2	0.0
Investment funds [member]
Disclosure of financial assets [line items]
Total	125.2	27.4
Fixed-term deposit [member]
Disclosure of financial assets [line items]
Total	468.2	350.5
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Total	$ 95.0	$ 100.8